Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases	Leases The Company adopted Topic 842 in accordance with the effective date on January 1, 2019. In the Revenue Recognition section of Note 2, “Significant Accounting Policies, the Company discloses that revenue earned from vehicle rentals and from other forms of rental related activities wherein an identified asset is transferred to the customer and the customer has the ability to control that asset, is accounted for under Topic 842. Prior to the adoption of Topic 842, the Company accounted for such revenue under Topic 606 for the year ended December 31, 2018.

The Company enters into certain agreements as a lessor under which it rents vehicles and leases fleets to customers. The Company enters into certain agreements as a lessee to rent real estate, vehicles and other equipment and to conduct its vehicle rental operations under concession agreements. If any of the following criteria are met, the Company classifies the lease as a financing lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
•The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
•The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
•The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

The following further describes the Company's leasing transactions.

Lessor

The Company's operating leases for vehicle rentals have rental periods that are typically short term (e.g., daily or weekly) and can generally be extended for up to one month or terminated at the customer's discretion. Rental charges are computed on a limited or unlimited mileage rate, or on a time rate plus a mileage charge. In connection with the vehicle rental, the Company offers supplemental equipment rentals (e.g., child seats and ski racks) which are deemed lease components. The Company also offers value-added services in connection with the vehicle rental, which are deemed non-lease components, such as loss or collision damage waiver, theft protection, liability and personal accident/effects insurance coverage, premium emergency roadside service and satellite radio. Additionally, the Company charges for variable services primarily consisting of tolls and refueling charges incurred during the rental period and for fees associated with the early or late termination of the vehicle lease. The Company mitigates residual value risk of its revenue earning vehicles by utilizing manufacturer repurchase and guaranteed depreciation programs, using sophisticated vehicle diagnostic and repair equipment to maintain the condition of its vehicles and through periodic reviews of vehicle depreciation rates based on management's ongoing assessment of present and estimated future market conditions.

The Company's operating leases for fleets have lease periods that are typically for twelve months, after which the lease converts to a month-to-month lease, allowing the vehicle to be surrendered any time thereafter. The Company's fleet leases contain a terminal rental adjustment clause which are considered variable charges.
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019:

(In millions)	2020	2019
Operating lease income from vehicle rentals	$4,320	$8,579
Operating lease income from fleet leasing	639	674
Variable operating lease income	30	164
Revenue accounted for under Topic 842	4,989	9,417
Revenue accounted for under Topic 606	269	362
Total revenues	$5,258	$9,779

Lessee

As a lessee, the Company has the following types of operating leases:

•Concession agreements which grant the Company the right to conduct its vehicle rental operations at airports, hotels and train stations and to use building space such as terminal counters and parking garages;
•Real estate leases for its off airport vehicle rental locations and other premises;
•Revenue earning vehicle leases; and
•Other equipment leases.
The Company's lease terms generally range from one month to thirty-five years and a number of agreements contain escalation clauses, which increase the payment obligation based on a fixed or variable rate and renewal options. The length of renewals vary and may result in different payment terms. Payment terms are based on fixed rates explicit in the lease, including guaranteed minimums and/or variable rates based on:

•Operating expenses, such as common area charges, real estate taxes and insurance;
•A percentage of revenues or sales arising at the relevant premises; and/or
•Periodic inflation adjustments.

The Company recognizes a right-of-use asset and lease liability in its accompanying consolidated balance sheets for leases with a term greater than twelve months. Options to extend or terminate a lease are included in the Company's right-of-use asset and lease liability when it is reasonably certain that such options will be exercised. The Company does not recognize right-of-use assets or lease liabilities for short-term leases (i.e., those with a term of twelve months or less) and recognizes lease expense on a straight-line basis over the lease term, as applicable.

To determine the present value of its lease payments, the Company utilizes the interest rate implicit in the lease agreement. If the implicit interest rate cannot be determined in the lease agreement, the Company utilizes the Company's collateralized incremental borrowing rate as of the date of adoption, January 1, 2019, or the commencement date of the lease, whichever is later.

As a result of the impact from COVID-19 as disclosed in Note 1, "Background," the Company received rent concessions in the form of abatement and payment deferrals of fixed and variable rent payments for its airport and off airport locations in the amount of approximately $300 million during the year ended December 31, 2020, which substantially represents amounts previously due in 2020. The Company elected to apply the accounting relief provided by the FASB and elected to not evaluate whether the concession is a modification. The Company will account for the concession as if it were part of the existing contract.

In 2020, the Bankruptcy Court entered the Lease Rejection Orders which applied, in the aggregate, to 359 off airport and 66 airport locations in the Company's Americas RAC segment.
The following table summarizes the amount of lease costs incurred by the Company:

	Years ended December 31,
(In millions)	2020	2019	2018
Minimum fixed lease costs(1):
Short-term lease costs	$142	$130	N/A
Operating lease costs	527	545	N/A
Total	669	675	$577
Variable lease costs	23	326	438
Total lease costs	$692	$1,001	$1,015

(1)    Topic 842, which was adopted on January 1, 2019, requires the Company to disclose the short-term portion of minimum fixed lease costs. For the year ended December 31, 2018, under the then existing guidance in Topic 840, the Company was only required to disclose minimum fixed costs in total.

The following summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company's operating leases as a lessee:

December 31, 2020
Weighted-average remaining lease term (in years)	9.5
Weighted-average discount rate	10.6%

The following table summarizes the Company's minimum fixed lease obligations under existing agreements as a lessee, excluding variable concession obligations in excess of minimum annual guarantees and short-term leases, as of December 31, 2020:

(In millions)
2021	$449
2022	386
2023	313
2024	248
2025	193
After 2025	1,061
Total lease payments	2,650
Interest	(1,014)
Operating lease liabilities at December 31, 2020	$1,636

Leases	Leases
The Company enters into certain agreements as a lessor under which it rents vehicles and leases fleets to customers.

The Company's operating leases for vehicle rentals have rental periods that are typically short term (e.g., daily or weekly) and can generally be extended for up to one month or terminated at the customer's discretion. Rental charges are computed on a limited or unlimited mileage rate, or on a time rate plus a mileage charge. In connection with the vehicle rental, the Company offers supplemental equipment rentals (e.g., child seats and ski racks) which are deemed lease components. The Company also offers value-added services in connection with the vehicle rental, which are deemed non-lease components, such as loss or collision damage waiver, theft protection, liability and personal accident/effects insurance coverage, premium emergency roadside service and satellite radio. Additionally, the Company charges for variable services primarily consisting of tolls and refueling charges incurred during the rental period, and for fees associated with the early or late termination of the vehicle lease. The Company mitigates residual value risk of its revenue earning vehicles by utilizing manufacturer repurchase and guaranteed depreciation programs, using sophisticated vehicle diagnostic and repair equipment to maintain the condition of its vehicles and through periodic reviews of vehicle depreciation rates based on management's ongoing assessment of present and estimated future market conditions.

Prior to the Donlen Sale on March 30, 2021, as further disclosed in Note 3, "Divestitures," the Company had operating leases for fleets as part of its Donlen business which had lease periods that were typically for twelve months, after which the lease converted to a month-to-month lease, allowing the vehicle to be surrendered any time thereafter. These leases contained terminal rental adjustment clauses which were considered variable charges.

As a result of the continuing impact from COVID-19 as disclosed in Note 1, "Background," the Company received rent concessions in the form of abatements of fixed and variable rent payments for certain of its airport and off airport locations in the amount of approximately $100 million during the three months ended March 31, 2021, which substantially represents amounts previously due in the period between January 1, 2021 and March 31, 2021. The Company elected to apply the accounting relief provided by the FASB and elected to not evaluate whether the concession is a modification. The Company will account for the concession as if it were part of the existing contract.

In the first quarter of 2021, the Bankruptcy Court entered the Lease Rejection Orders which applied, in the aggregate, to 278 off airport and 26 airport locations in the Company's Americas RAC segment.

The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying unaudited condensed consolidated statements of operations:

	Three Months Ended March 31,
(In millions)	2021	2020
Operating lease income from vehicle rentals	$1,099	$1,637
Operating lease income from fleet leasing	149	169
Variable operating lease income	1	33
Revenue accounted for under Topic 842	1,249	1,839
Revenue accounted for under Topic 606	40	84
Total revenues	$1,289	$1,923
Leases The Company adopted Topic 842 in accordance with the effective date on January 1, 2019. In the Revenue Recognition section of Note 2, “Significant Accounting Policies, the Company discloses that revenue earned from vehicle rentals and from other forms of rental related activities wherein an identified asset is transferred to the customer and the customer has the ability to control that asset, is accounted for under Topic 842. Prior to the adoption of Topic 842, the Company accounted for such revenue under Topic 606 for the year ended December 31, 2018.

The Company enters into certain agreements as a lessor under which it rents vehicles and leases fleets to customers. The Company enters into certain agreements as a lessee to rent real estate, vehicles and other equipment and to conduct its vehicle rental operations under concession agreements. If any of the following criteria are met, the Company classifies the lease as a financing lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
•The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
•The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
•The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

The following further describes the Company's leasing transactions.

Lessor

The Company's operating leases for vehicle rentals have rental periods that are typically short term (e.g., daily or weekly) and can generally be extended for up to one month or terminated at the customer's discretion. Rental charges are computed on a limited or unlimited mileage rate, or on a time rate plus a mileage charge. In connection with the vehicle rental, the Company offers supplemental equipment rentals (e.g., child seats and ski racks) which are deemed lease components. The Company also offers value-added services in connection with the vehicle rental, which are deemed non-lease components, such as loss or collision damage waiver, theft protection, liability and personal accident/effects insurance coverage, premium emergency roadside service and satellite radio. Additionally, the Company charges for variable services primarily consisting of tolls and refueling charges incurred during the rental period and for fees associated with the early or late termination of the vehicle lease. The Company mitigates residual value risk of its revenue earning vehicles by utilizing manufacturer repurchase and guaranteed depreciation programs, using sophisticated vehicle diagnostic and repair equipment to maintain the condition of its vehicles and through periodic reviews of vehicle depreciation rates based on management's ongoing assessment of present and estimated future market conditions.

The Company's operating leases for fleets have lease periods that are typically for twelve months, after which the lease converts to a month-to-month lease, allowing the vehicle to be surrendered any time thereafter. The Company's fleet leases contain a terminal rental adjustment clause which are considered variable charges.
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019:

(In millions)	2020	2019
Operating lease income from vehicle rentals	$4,320	$8,579
Operating lease income from fleet leasing	639	674
Variable operating lease income	30	164
Revenue accounted for under Topic 842	4,989	9,417
Revenue accounted for under Topic 606	269	362
Total revenues	$5,258	$9,779

Lessee

As a lessee, the Company has the following types of operating leases:

•Concession agreements which grant the Company the right to conduct its vehicle rental operations at airports, hotels and train stations and to use building space such as terminal counters and parking garages;
•Real estate leases for its off airport vehicle rental locations and other premises;
•Revenue earning vehicle leases; and
•Other equipment leases.
The Company's lease terms generally range from one month to thirty-five years and a number of agreements contain escalation clauses, which increase the payment obligation based on a fixed or variable rate and renewal options. The length of renewals vary and may result in different payment terms. Payment terms are based on fixed rates explicit in the lease, including guaranteed minimums and/or variable rates based on:

•Operating expenses, such as common area charges, real estate taxes and insurance;
•A percentage of revenues or sales arising at the relevant premises; and/or
•Periodic inflation adjustments.

The Company recognizes a right-of-use asset and lease liability in its accompanying consolidated balance sheets for leases with a term greater than twelve months. Options to extend or terminate a lease are included in the Company's right-of-use asset and lease liability when it is reasonably certain that such options will be exercised. The Company does not recognize right-of-use assets or lease liabilities for short-term leases (i.e., those with a term of twelve months or less) and recognizes lease expense on a straight-line basis over the lease term, as applicable.

To determine the present value of its lease payments, the Company utilizes the interest rate implicit in the lease agreement. If the implicit interest rate cannot be determined in the lease agreement, the Company utilizes the Company's collateralized incremental borrowing rate as of the date of adoption, January 1, 2019, or the commencement date of the lease, whichever is later.

As a result of the impact from COVID-19 as disclosed in Note 1, "Background," the Company received rent concessions in the form of abatement and payment deferrals of fixed and variable rent payments for its airport and off airport locations in the amount of approximately $300 million during the year ended December 31, 2020, which substantially represents amounts previously due in 2020. The Company elected to apply the accounting relief provided by the FASB and elected to not evaluate whether the concession is a modification. The Company will account for the concession as if it were part of the existing contract.

In 2020, the Bankruptcy Court entered the Lease Rejection Orders which applied, in the aggregate, to 359 off airport and 66 airport locations in the Company's Americas RAC segment.
The following table summarizes the amount of lease costs incurred by the Company:

	Years ended December 31,
(In millions)	2020	2019	2018
Minimum fixed lease costs(1):
Short-term lease costs	$142	$130	N/A
Operating lease costs	527	545	N/A
Total	669	675	$577
Variable lease costs	23	326	438
Total lease costs	$692	$1,001	$1,015

(1)    Topic 842, which was adopted on January 1, 2019, requires the Company to disclose the short-term portion of minimum fixed lease costs. For the year ended December 31, 2018, under the then existing guidance in Topic 840, the Company was only required to disclose minimum fixed costs in total.

The following summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company's operating leases as a lessee:

December 31, 2020
Weighted-average remaining lease term (in years)	9.5
Weighted-average discount rate	10.6%

The following table summarizes the Company's minimum fixed lease obligations under existing agreements as a lessee, excluding variable concession obligations in excess of minimum annual guarantees and short-term leases, as of December 31, 2020:

(In millions)
2021	$449
2022	386
2023	313
2024	248
2025	193
After 2025	1,061
Total lease payments	2,650
Interest	(1,014)
Operating lease liabilities at December 31, 2020	$1,636